Employee Benefits	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
Employee Benefits
18.
Employee Benefits

The full-time employees of the Company’s subsidiaries and the VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical insurance, basic pensions, unemployment insurance, work injury insurance, maternity insurance and housing funds. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of comprehensive (loss) income. The total amounts charged to the consolidated statements of comprehensive (loss) income for such employee benefits amounted to US$11.4 million, US$10.3 million and US$8.3 million for the years ended December 31, 2023, 2024 and 2025, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.